Long-Term Debt (Narrative) (Details) € in Millions									1 Months Ended	9 Months Ended		12 Months Ended
	May 05, 2025	Mar. 20, 2025	Feb. 20, 2025 USD ($) item	Feb. 12, 2025 USD ($)	Jan. 30, 2025 USD ($)	Apr. 26, 2024	Apr. 24, 2024	Feb. 21, 2024 USD ($)	Apr. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2025	Jun. 16, 2025 USD ($)	Jun. 16, 2025 EUR (€)	Jan. 14, 2025 USD ($)	May 21, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt [Line Items]
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent										85.00%		85.00%
Repayments of long-term debt										$ 350,000,000	$ 500,000,000	$ 500,000,000	$ 882,000,000
Maximum borrowing capacity										1,520,000,000		520,000,000
Estimated fair value of our long-term debt including current maturities										17,200,000,000		13,287,000,000
Carrying amount										17,958,000,000		15,234,000,000							$ 13,294,000,000
Discharge period			60 days
Remaining unused credit										2,000,000,000		$ 1,406,000,000							1,718,000,000
Payment for senior secured note extinguishment										$ 441,000,000
Subsequent Event [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio												4.65
Senior Notes due November 1, 2029 [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount												$ 550,000,000
Senior Notes due November 1, 2029 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount												550,000,000
Senior Secured Notes Due 2025 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Interest rate				2.95%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium				100.00%
Aggregate Principal Amount				$ 350,000,000
Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate										0.75%
Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate										1.25%
Secured Debt [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount										$ 17,662,000,000		14,913,000,000							13,445,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount										$ 15,895,000,000		$ 14,395,000,000							13,445,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due November 1, 2029 [Member]
Long-Term Debt [Line Items]
Interest rate										4.65%		4.65%					4.65%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium										100.00%		100.00%
Aggregate Principal Amount										$ 650,000,000		$ 550,000,000					$ 100,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due November 1, 2029 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount												$ 100,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series H, due May 1, 2029 [Member]
Long-Term Debt [Line Items]
Interest rate										5.15%
Aggregate Principal Amount										$ 250,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series H, due May 1, 2029 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Interest rate					5.15%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium					100.00%
Aggregate Principal Amount					$ 250,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series I, due May 1, 2034 [Member]
Long-Term Debt [Line Items]
Interest rate										5.59%
Aggregate Principal Amount										$ 150,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes, Series I, due May 1, 2034 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Interest rate					5.59%
Aggregate Principal Amount					$ 150,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Secured Notes Due 2025 [Member]
Long-Term Debt [Line Items]
Percentage of principal amount plus accrued and unpaid interest and make-whole premium										100.00%
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Secured Notes due March 20, 2027 [Member]
Long-Term Debt [Line Items]
Interest rate										4.50%
Aggregate Principal Amount										$ 500,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Secured Notes due April 1, 2035 [Member]
Long-Term Debt [Line Items]
Interest rate										5.35%
Aggregate Principal Amount										$ 650,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Secured Notes due April 1, 2055 [Member]
Long-Term Debt [Line Items]
Interest rate										5.80%
Aggregate Principal Amount										$ 650,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due April 1, 2025 [Member]
Long-Term Debt [Line Items]
Interest rate										2.95%		2.95%
Repayments of long-term debt										$ 350,000,000
Aggregate Principal Amount												$ 350,000,000							350,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due October 1, 2025 [Member]
Long-Term Debt [Line Items]
Interest rate										0.55%		0.55%
Payment for senior secured note extinguishment										$ 450,000,000
Unamortized gain on extinguishment										9,000,000
Aggregate Principal Amount										$ 450,000,000		$ 450,000,000							450,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due June 15, 2034 [Member]
Long-Term Debt [Line Items]
Interest rate												5.55%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium												100.00%
Aggregate Principal Amount												$ 750,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Secured Notes Due June12024 [Member]
Long-Term Debt [Line Items]
Interest rate												2.75%
Aggregate Principal Amount												$ 500,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes Series F Due May12029 [Member]
Long-Term Debt [Line Items]
Interest rate							5.00%			5.00%		5.00%
Aggregate Principal Amount										$ 100,000,000		$ 100,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes Series G Due May12054 [Member]
Long-Term Debt [Line Items]
Interest rate							5.49%			5.49%		5.49%
Aggregate Principal Amount										$ 50,000,000		$ 50,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Notes2028 And Notes2052 [Member]
Long-Term Debt [Line Items]
Percentage of principal amount plus accrued and unpaid interest and make-whole premium							100.00%
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due May 15, 2031 [Member]
Long-Term Debt [Line Items]
Percentage of principal amount plus accrued and unpaid interest and make-whole premium							100.00%
Aggregate Principal Amount																		$ 500,000,000
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Minimum [Member] | Senior Notes, Series H, due May 1, 2029 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio					0.65
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Minimum [Member] | Senior Secured Notes Due 2025 [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio										0.65
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Minimum [Member] | March2024 Note Purchase Agreement [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio												0.65
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Maximum [Member] | Senior Notes, Series H, due May 1, 2029 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio					1
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Maximum [Member] | Senior Secured Notes Due 2025 [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio										1
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Maximum [Member] | March2024 Note Purchase Agreement [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio												1
Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount										$ 1,408,000,000		$ 518,000,000
Euro-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due June 15, 2034 [Member]
Long-Term Debt [Line Items]
Interest rate										3.625%
Repayments of long-term debt										$ 210,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium										100.00%
Effective Interest rate										5.4405%					5.4405%	5.4405%
Aggregate Principal Amount										$ 805,000,000					$ 805,000,000	€ 700
Euro-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due May 15, 2031 [Member]
Long-Term Debt [Line Items]
Interest rate										3.50%								5.371%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium												100.00%
Spread over variable rate												3.50%
Effective Interest rate												5.371%						5.371%
Aggregate Principal Amount										$ 542,000,000		$ 542,000,000						$ 542,000,000
Canadian Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount										$ 359,000,000
Canadian Dollar-Denominated Fixed Rate Senior Secured Notes [Member] | Senior Notes due October 1, 2035 [Member]
Long-Term Debt [Line Items]
Interest rate										4.20%				5.022%
Percentage of principal amount plus accrued and unpaid interest and make-whole premium										100.00%
Aggregate Principal Amount										$ 361,000,000
Revolving $500 Million Credit Facility [Member]
Long-Term Debt [Line Items]
Maximum borrowing capacity								$ 500,000,000		20,000,000		20,000,000
Borrowings												480,000,000
Extension, subject to consent, increments								1 year
Increments in additional borrowing capacity								$ 100,000,000
Maximum indebtedness amount before default								$ 100,000,000
Discharge period								60 days
Remaining unused credit										20,000,000
Variable rate unsecured long-term debt										480,000,000
Revolving $500 Million Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Variable rate plus interest rate adjustment								1.00%
Revolving $500 Million Credit Facility [Member] | Federal Funds Effective Rate or Overnight Bank Funding Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate								0.50%
Revolving $500 Million Credit Facility [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio								0.65
Spread over variable rate								0.00%
Commitment fee								0.075%
Revolving $500 Million Credit Facility [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate								0.875%
Revolving $500 Million Credit Facility [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio								1
Maximum borrowing capacity								$ 500,000,000
Spread over variable rate								0.50%
Commitment fee								0.625%
Revolving $500 Million Credit Facility [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate								1.50%
Revolving $500 Million Credit Facility [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt												400,000,000
AR Facility [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt										300,000,000
Maximum borrowing capacity										500,000,000		500,000,000
Borrowings										0		0							0
Extension, subject to consent, increments	1 year					1 year
Notes term	30 days					30 days
AR Facility [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Aggregate Principal Amount					$ 300,000,000
AR Facility [Member] | Secured Debt [Member]
Long-Term Debt [Line Items]
Debt service fee percentage									1.00%
Maximum borrowing capacity									$ 500,000,000	500,000,000		500,000,000
AR Facility [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Estimated fair value of our long-term debt including current maturities												13,446,000,000							12,798,000,000
$1B Credit Facility [Member]
Long-Term Debt [Line Items]
Maximum borrowing capacity			$ 1,000,000,000							1,000,000,000
Borrowings										0
Extension, subject to consent, increments			1 year
Number of extensions allowed | item			2
Increments in additional borrowing capacity			$ 100,000,000
Maximum indebtedness amount before default			$ 150,000,000
Discharge period			60 days
$1B Credit Facility [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Maximum borrowing capacity			$ 1,000,000
Increments in additional borrowing capacity			100,000,000
Maximum indebtedness amount before default			$ 150,000,000
$1B Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Variable rate plus interest rate adjustment			1.00%
$1B Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Interest rate adjustment			1.00%
$1B Credit Facility [Member] | Federal Funds Effective Rate or Overnight Bank Funding Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate			0.50%
$1B Credit Facility [Member] | Federal Funds Effective Rate or Overnight Bank Funding Rate [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate			0.50%
$1B Credit Facility [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio			0.65
Spread over variable rate			0.00%
Commitment fee			0.04%
$1B Credit Facility [Member] | Minimum [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio		0.65
Spread over variable rate			0.00%
Commitment fee			0.04%
$1B Credit Facility [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate			0.75%
$1B Credit Facility [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio			1
Maximum borrowing capacity			$ 350,000,000
Spread over variable rate			0.25%
Commitment fee			0.15%
$1B Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Senior debt to capitalization ratio		1
Maximum borrowing capacity			$ 350,000,000
Spread over variable rate			0.25%
Commitment fee			0.15%
$1B Credit Facility [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate			1.25%
Commercial Paper [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt										350,000,000
Maximum borrowing capacity										$ 3,000,000,000		2,000,000,000
Borrowings												$ 594,000,000							$ 282,000,000
Notes term										1 year		1 year